CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 40,508	$ 5,719	¥ 249,728
Restricted cash	0		1,482
Short-term investment			1,001
Short-term financing receivables, net	61,467	8,678	87,087
Short-term financial guarantee assets, net	43	6	6,480
Accounts receivable, net	1,569	222	18,627
Prepayments and other current assets, net	4,605	650	22,628
Amounts due from related parties, net	¥ 5	$ 1	¥ 2,161
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Total current assets	¥ 108,197	$ 15,276	¥ 389,194
Non-current assets:
Non-current restricted cash	5,000	706	5,000
Long-term investments			35,000
Property, equipment and software, net			89,795
Intangible assets, net			9,882
Total non-current assets	5,000	706	139,677
TOTAL ASSETS	113,197	15,982	528,871
Current liabilities:
Convertible loan	0		113,000
Accounts payable (including amounts of the consolidated VIEs of RMB19,288 and RMB4,437, respectively)	4,977	703	22,684
Amounts due to related parties, current (including amounts of the consolidated VIEs of RMB294,590 and RMB299,346, respectively)	¥ 299,346	$ 42,264	¥ 294,634
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Tax payable (including amounts of consolidated VIEs of RMB32,781 and RMB18,822, respectively)	¥ 18,857	$ 2,662	¥ 36,476
Financial guarantee liabilities (including amounts of consolidated VIEs of RMB6,914 and RMB43, respectively)	43	6	6,914
Accrued expenses and other liabilities (including amounts of consolidated VIEs of RMB24,803 and RMB21,537, respectively)	165,072	23,306	52,277
Total current liabilities	488,295	68,941	525,985
Non-current liabilities:
Deferred tax liabilities			2,470
Long-term loan			236,755
Other non-current liabilities	4,781	675	10,798
Total non-current liabilities	4,781	675	250,023
TOTAL LIABILITIES	493,076	69,616	776,008
Commitments and contingencies (Note 20)
SHAREHOLDERS' DEFICIT
Additional paid-in capital	2,036,473	287,528	1,998,822
Statutory reserves	9,006	1,272	31,995
Accumulated other comprehensive income	73,607	10,393	15,685
Accumulated deficit	(2,512,537)	(354,743)	(2,448,823)
Total shareholders' deficit	(392,955)	(55,480)	(402,046)
Non-controlling interests	13,076	1,846	154,909
TOTAL DEFICIT	(379,879)	(53,634)	(247,137)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	113,197	15,982	528,871
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary shares	454	64	233
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary shares	42	$ 6	42
Related parties
Current assets:
Amounts due from related parties, net	5		2,161
Current liabilities:
Amounts due to related parties, current (including amounts of the consolidated VIEs of RMB294,590 and RMB299,346, respectively)	¥ 299,346		¥ 294,634